Consolidated Statements of Cash Flows (USD $) In Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities:
Net income	$ 3,876	$ 4,695	$ 18,131	$ (2,723)	$ 3,023
Adjustments to reconcile net loss to net cash provided by operating activities:
Loss from discontinued operations	88	362	964	5,899	3,097
Depreciation and amortization	10,357	8,996	18,900	16,807	14,845
Amortization of deferred financing costs	861	1,000	2,004	2,004	4,477
Non-cash payment-in-kind interest option	13,366	12,667	26,079	23,263	17,616
Non-cash stock option compensation expense	668	649	1,336	1,297	2,114
Non-cash recognition of accumulated other comprehensive loss into earnings	665	968	2,732	2,853	0
Non-cash credit risk adjustment of financial instruments	0	189	189	1,629	0
Non-cash losses on disposal of long-lived assets	55	1,152	(4,080)	2,827	897
Loss on debt extinguishment	4,751	0
Deferred income taxes	2,724	4,333	10,979	8,682	13,718
Equity in earnings of unconsolidated affiliates, net of distributions received	401	(329)	50	(207)	333
Provision for doubtful accounts	3,187	3,200	6,638	2,881	3,559
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
Accounts receivable	(2,161)	(4,501)	(14,886)	(4,383)	(3,278)
Income taxes receivable	0	(2,117)	2,298	1,762	1,895
Other assets and liabilities	(456)	2,628	(2,565)	(2,307)	(1,363)
Net cash provided by operating activities - continuing operations	38,382	33,892	68,769	60,284	60,933
Net cash provided by operating activities - discontinued operations	0	71	(550)	62	1,736
Net cash provided by operating activities	38,382	33,963	68,219	60,346	62,669
Cash flows from investing activities:
Purchases of property and equipment, net	(4,009)	(2,544)	(8,712)	(9,604)	(15,709)
Payments for acquisitions, net of cash acquired	0	(25,019)	(44,105)	(126)	(15,695)
Payments from unit activity of nonconsolidated facilities	0	(55)	(55)	(724)	0
Change in other assets	101	(571)	(278)	(690)	(1,517)
Net cash used in investing activities - continuing operations	(3,908)	(28,189)	(53,150)	(11,144)	(32,921)
Net cash used in investing activities - discontinued operations	0	18	19	301	286
Net cash used in investing activities	3,908	28,207	53,169	11,445	33,207
Cash flows from financing activities:
Principal payments on long-term debt	(352,358)	(7,226)	(22,502)	(13,649)	(18,579)
Repayment of bridge facility			0	0	(179,937)
Proceeds from debt issuances	344,754	33,739	56,975	678	13,491
Proceeds from issuance of Toggle Notes			0	0	179,937
Payment of debt issuance costs	(10,130)	0	0	(203)	(4,739)
Distributions to noncontrolling interest partners	(17,388)	(11,056)	(26,292)	(24,971)	(23,423)
Payments and proceeds from unit activity	(1,643)	581	4,708	307	219
Other financing activities	1,548	(592)	(3,306)	(4,940)	1,313
Net cash (used in) provided by financing activities - continuing operations	(35,217)	15,446	9,583	(42,778)	(31,718)
Net cash used in financing activities - discontinued operations	0	(52)	1,076	(108)	(106)
Net cash (used in) provided by financing activities	(35,217)	15,394	10,659	(42,886)	(31,824)
Net (decrease) increase in cash and cash equivalents	(743)	21,150	25,709	6,015	(2,362)
Cash and cash equivalents at beginning of period	73,458	47,749	47,749	41,734	44,096
Cash and cash equivalents at end of period	$ 72,715	$ 68,899	$ 73,458	$ 47,749	$ 41,734